Property, plant and equipment - Summary of power generating assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Carbon emission reduction target (%), 2030	50.00%
Carbon emission reduction target (%), 2050	0.00%
Net book value	$ 63,793	$ 62,007	$ 56,307
Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Weighted average remaining useful economic life	14 years	16 years
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	$ 5,995	$ 6,369	$ 6,403
Land and buildings | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	26	28
Land and buildings | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	195	202
Plant and equipment | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	952	1,048
Plant and equipment | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	$ 1,541	$ 1,588